Investment Strategy	Jul. 30, 2025
Plumb Balanced Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Balanced Fund
Strategy Narrative [Text Block]
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund’s assets are normally invested in common stocks.
To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.
We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.
The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund will only invest in emerging-market securities to the extent that such securities are listed on a U.S. exchange.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers’ estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Strategy Portfolio Concentration [Text]	More than 50% of the Fund’s assets are normally invested in common stocks.To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets.
Plumb Equity Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Equity Fund
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities. The Fund generally invests in stocks encompassing small, medium, and large market capitalizations. The Fund focuses on companies with growth rates higher than the general United States economy and with the potential to benefit from either secular macroeconomic trends or the creation of a new total addressable market (TAM).
The Fund will also invest in foreign securities, including the securities of companies located in foreign countries. The Fund will limit its investments in foreign securities, typically in American Depositary Receipts (ADRs), to 15% of its total assets. The Fund will only invest in foreign domiciled securities to the extent that such securities are listed on a U.S. exchange.
The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency.
The Fund typically sells securities in companies if the investment thesis is changing or for opportunity cost, meaning we believe another security is more attractive for our shareholders. This typically occurs when the market valuation of a security held by the Fund rises significantly above the portfolio managers' estimates of its intrinsic business value or when the portfolio managers perceive that long-term economic fundamentals have significantly deteriorated or are unlikely to match their initial expectations.

Strategy Portfolio Concentration [Text]	The Fund will limit its investments in foreign securities, typically in American Depositary Receipts (ADRs), to 15% of its total assets.